STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 23,841	$ 21,204
Share-based compensation expense	144	769
Balance, end of period	$ 23,985	$ 21,973